13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/08
Check here if Amendment [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            Atlantic Investment Company
Address:         3050 Peachtree Road, NW
                 Suite 200
                 Atlanta, GA  30305

Form 13F File Number: 28-12658
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Gaye Gwinn Sims
Title:        Chief Operating Officer
Phone:        404-523-6057

Signature                      City     State              and Date of Signing:
Gaye Gwinn Sims                 Atlanta, GA                         8/5/08

Gaye Gwinn Sims                 Atlanta, GA                         8/5/08
---------------------          -----------------------          ---------------
Signature                        City     State                       Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:         $53,851,000

List of Other Included Managers:  NONE


                                                                                                   13F Holdings Report
                                                                                                   As of Date: 6/30/08



                                                                               INVESTMENT
       ISSUER          TITLE OF       CUSIP         MKT          SHARES/      DISCRETION    OTHER      VOTING AUTHORITY
        NAME            CLASS         NUMBER        VAL        PRINC AMT   SOLE(A)  SHARED  MNGRS       SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
***INTEROIL CORP         COM        460951106   $ 1,190,700      40,500     40,500    --     N/A        40,500      --        --
Conns Inc                COM        208242107   $   583,903      36,335     36,335    --     N/A        36,335      --        --
Cousins Properties, Inc. COM        222795106   $38,981,250  21,687,500  1,687,500    --     N/A     1,687,500      --        --
Exxon Mobil              COM        30231g102   $ 3,084,550      35,000     35,000    --     N/A        35,000      --        --
Global Sources           ORD        G39300101   $ 1,184,040      78,000     78,000    --     N/A        78,000      --        --
Halliburton Co           COM        406216101   $ 2,653,500      50,000     50,000    --     N/A        50,000      --        --
ISHARES SILVER TRUST
  ISHARE                 ISHARES    46428Q109   $   517,890       3,000      3,000    --     N/A          --       3,000      --
Proshares Real Estate
  Ultrashort             REAS EST
                         PRO        74347r552   $ 4,725,000      45,000     45,000    --     N/A          --      45,000
Sanders Morris Harris    COM        80000q104   $   930,467     137,237    137,237    --     N/A       137,237
